ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - USD ($)		12 Months Ended
	Sep. 28, 2021	Sep. 30, 2024	Sep. 30, 2023	Mar. 09, 2023	Feb. 07, 2023	Sep. 27, 2021	Mar. 11, 2020	Jan. 09, 2020	Sep. 26, 2019	Apr. 24, 2015	Apr. 23, 2006
Entity Incorporation, Date of Incorporation		Dec. 11, 2019
Disposal Group, Including Discontinued Operation, Assets		$ 13,029,460	$ 12,528,615
Xian App Chem Bio Tech [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	100.00%
Balikun [Member]
Disposal Group, Including Discontinued Operation, Assets						$ 1.00
Tea Essence Limited [Member]
Entity Incorporation, Date of Incorporation		Jan. 09, 2020
Equity Method Investment, Ownership Percentage		100.00%			100.00%			100.00%
Xi'an App Chem [Member]
Equity Method Investment, Ownership Percentage		100.00%									100.00%
Xi'an DT [Member]
Entity Incorporation, Date of Incorporation		Apr. 24, 2015
Equity Method Investment, Ownership Percentage		75.00%								75.00%
Tianjin YHX [Member]
Entity Incorporation, Date of Incorporation		Sep. 26, 2019
Equity Method Investment, Ownership Percentage		51.00%							51.00%
App-Chem Health [Member]
Entity Incorporation, Date of Incorporation		Apr. 17, 2006
Equity Method Investment, Ownership Percentage		100.00%		100.00%			100.00%